Money Market (Prospectus Summary) | Money Market
Fund Highlights
INVESTMENT GOAL
The SunAmerica Money Market Fund (the "Money Market Fund" or the "Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Money Market		Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none
[1]	A contingent deferred sales charge (CDSC) on Class A shares will apply only if: (i) the original purchase was Class A shares of another SunAmerica mutual fund which you subsequently exchanged into the Fund; (ii) the original purchase was $1,000,000 or more; and (iii) you redeem within two years from the original purchase date. See page 6 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Money Market		Class A	Class I
Management Fees		0.49%	0.49%
Distribution and/or Service (12b-1) Fees		0.15%	none
Other Expenses		0.29%	0.29%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement	[1]	0.93%	0.78%
Fee Waivers and/or Expense Reimbursement			none
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	[1]	0.93%	0.78%
[1]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.80% for Class I shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example Money Market (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	95	296	515	1,143
Class I	80	249	433	966

PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUE OF THE FUND
The Fund's principal investment strategy is to invest primarily in high-quality money market instruments selected principally on the basis of quality and yield.

The principal investment technique of the Fund is to invest in high-quality, short-term money market instruments, including U.S. government securities, certificates of deposit, bankers' acceptances and time deposits, commercial paper and other short-term obligations of U.S. and foreign corporations, repurchase agreements, reverse repurchase agreements, and asset-backed securities.

The Fund is a money market fund and seeks to maintain a stable share price of
$1.00. In order to do this, the Fund must follow rules of the Securities and
Exchange Commission ("SEC") as to the credit quality, liquidity, diversification and maturity of its investments.

The principal investment strategy and principal investment technique of the Fund may be changed without shareholder approval.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goal.
Although the Fund seeks to maintain a stable share price of $1.00, there can be no assurance that it will be able to do so and it is possible to lose money by investing in the Fund.

The following is a summary of the principal risks of investing in the Fund.

Interest Rate Fluctuations. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund's investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund's expenses could absorb all or a significant portion of the Fund's income, and, if the Fund's expenses exceed the Fund's income, the Fund may be unable to maintain its $1.00 share price.

Credit Risk. Issuers in which the Fund invests may fail financially or otherwise fail to honor their obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. The occurrence of such events could cause the value of the Fund's investments to decline. Money market instruments that are subject to credit support (e.g., guarantees or letters of credit) may also be affected by credit risk with respect to the credit support providers.

U.S. Government Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.
government. For example, securities issued by the Federal Home Loan Mortgage
Corporation, the Federal National Mortgage Association and the Federal Home Loan
Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Financial Services Exposure Risk. A substantial portion of the Fund's portfolio may be comprised of money market instruments issued by banks. As a result, events affecting issuers in the financial services industry, including changes in government regulation and interest rates and economic downturns, may impact the creditworthiness of such issuers or their ability to honor their financial obligations. These events could have a negative impact on the Fund.

Securities Selection. A strategy used by the Fund, or securities selected by its portfolio manager, may fail to produce the intended return.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext 6003.
SUNAMERICA MONEY MARKET FUND (Class A)

During the ten-year period shown in the Bar Chart, the highest return for a quarter was 1.13% (quarter ended December 31, 2006) and the lowest return for a quarter was
0.00% (quarter ended March 31, 2011).
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns Money Market	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A	0.01%	1.25%	1.46%
Class I	Class I	0.01%	1.31%	1.55%